SUPPLEMENT DATED MARCH 11, 2015
to

PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYLIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2015, the Columbia Variable Portfolio –International Opportunities Fund will change its name to Columbia Variable Portfolio – Select International Equity Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

KeyLife 3/2015